SUPPLEMENT

DATED JULY 20, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2010, AS LAST AMENDED JULY 1, 2010

FOR HARTFORD HLS FUNDS (THE “SAI”)

Effective July 21, 2010, Wellington Management Company, LLP (“Wellington Management”) will serve as the sole sub-adviser for Hartford Small Company HLS Fund (“Small Company HLS Fund”) and Hartford SmallCap Growth HLS Fund (“SmallCap Growth HLS Fund”).  Effective the same date, Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as a sub-adviser to Small Company HLS Fund or SmallCap Growth HLS Fund.  The portion of each fund’s portfolio currently managed by Hartford Investment Management will be managed by Wellington Management.  Accordingly, effective July 21, 2010, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the second paragraph is deleted and replaced with the following:

With respect to High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund and Total Return Bond HLS Fund, HL Advisors has entered into an investment services agreement with Hartford Investment Management, and with respect to Small/Mid Cap Equity HLS Fund and U.S. Government Securities HLS Fund, HL Advisors has entered into an investment sub-advisory agreement with Hartford Investment Management.  Under the services and sub-advisory agreements, Hartford Investment Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities of the HLS Fund.  With respect to the remaining HLS Funds, except for SmallCap Value HLS Fund, HL Advisors has entered into investment sub-advisory agreements with Wellington Management. Under the sub-advisory agreements, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the HLS Fund.  With respect to SmallCap Value HLS Fund, HL Advisors has entered into sub-advisory agreements with KAR, MetWest Capital and SSgA FM. Under the sub-advisory agreements, subject to the general supervision of the board of directors and HL Advisors, KAR, MetWest Capital and SSgA FM are responsible for (among other things) the day-to-day investment and reinvestment of the assets of SmallCap Value HLS Fund and furnishing SmallCap Value HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for SmallCap Value HLS Fund.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — Sub-advisory Fees,” the heading for the first table is deleted and replaced with the following:

Index HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Small/Mid Cap Equity HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — Sub-advisory Fees,” the following sentence is added to the end of (i) the footnote to the table showing the sub-advisory fees paid by HL Investment Advisors, LLC (“HL Advisors”) to Wellington Management for 2009; (ii) the second footnote to the table showing the sub-advisory fees paid by HL Advisors to Wellington Management for 2008; (iii) the footnote to the table showing the sub-advisory fees paid by HL Advisors to Wellington Management for 2007; and (iv) the footnote to the table showing the sub-advisory fees paid by HL Advisors to Hartford Investment Management for the last three fiscal years:

As of July 21, 2010, Hartford Investment Management no longer serves as a sub-adviser to the Fund.

4.             Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Hartford Investment Management’s Portfolio Managers,” footnote (1) to the table is deleted.

5.             Under the heading “PORTFOLIO MANAGERS — Compensation of Hartford Investment Management’s Portfolio Managers,” the references to Small Company HLS Fund and SmallCap Growth HLS Fund and their corresponding benchmarks are deleted.

6.             Under the heading “PORTFOLIO MANAGERS — Equity Securities Beneficially Owned by Hartford Investment Management’s Portfolio Managers,” the references to Kurt Cubbage and Hugh Whelan as portfolio managers to Small Company HLS Fund and SmallCap Growth HLS Fund and the references to the dollar range of equity securities beneficially owned by Kurt Cubbage and Hugh Whelan in Small Company HLS Fund and SmallCap Growth HLS Fund are deleted.

7.             Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Wellington Management’s Portfolio Managers,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Mammen Chally*	9	$2,838.1	9	$578.8	9	(28)	$2,179.6
Jamie A. Rome*	4	$361.6	8	$651.6	18		$1,176.5
David J. Elliott*	1	$104.9	1	$1.8	1		$187.2

*Information as of June 30, 2010.

(28) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in that other account totals approximately $113 million.

8.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” Jamie A. Rome is added to the list of partners of the firm.

9.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the Incentive Benchmark table for Small Company HLS Fund is revised as follows:

Small Company HLS Fund	Russell 2000 Growth Index (All) Lipper EQ MF Small Cap Growth (Gross) Average (All, except Rome)

10.           Under the heading “PORTFOLIO MANAGERS - Equity Securities Beneficially Owned by Wellington Management’s Portfolio Managers,” the following information is added to the table:

PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Mammen Chally	Small Company HLS Fund	None*

Jamie A. Rome	Small Company HLS Fund	None*

David J. Elliott	SmallCap Growth HLS Fund	None*

*Information as of June 30, 2010.

This Supplement should be retained with your SAI for future reference.